Offerings - Offering: 1	Dec. 12, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, $0.00001 par value
Amount Registered | shares	4,280,342
Proposed Maximum Offering Price per Unit | $ / shares	0.30
Maximum Aggregate Offering Price	$ 1,284,102.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 177.33
Offering Note	This registration statement registers shares of common stock for resale by the selling stockholders. No shares are being offered by the registrant, and the registrant will not receive any proceeds from the resale. The filing fee is calculated in accordance with Rule 457(o).